Operating Segments - Schedule of Net Revenue and Total Assets Based on Geography (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		$ 86,184,182	$ 77,182,547	$ 72,918,123
Total assets		45,156,486	40,685,373	42,577,834
United States of America [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue	[1]	43,825,502	39,427,390	37,659,149
Total assets	[1]	13,940,917	14,158,531	15,709,556
Mexico and Canada [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		6,315,360	5,676,962	5,462,049
Total assets		5,468,199	4,329,853	3,930,370
South America [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		24,830,722	21,658,326	18,160,466
Total assets		25,046,839	13,926,766	17,674,813
Australia [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		7,111,957	6,105,791	5,771,385
Total assets		4,350,848	4,827,633	3,764,222
Europe [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		6,425,539	5,999,271	5,979,750
Total assets		14,340,561	5,002,706	5,297,784
Minor regions [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		542,419	375,961	264,903
Total assets		301,111	309,238	2,088,346
Reportable segments [member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		89,051,499	79,243,701	73,297,702
Total assets		63,448,475	42,554,727	48,465,091
Intercompany elimination [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue	[2]	(2,867,317)	(2,061,154)	(379,579)
Total assets	[2]	$ (18,291,989)	$ (1,869,354)	$ (5,887,257)

[1]	Amounts previously disclosed under the ‘North and Central America’ geographic area are now presented disaggregated into two distinct geographic areas: ‘United States of America’ and ‘Mexico and Canada’. This disaggregation was performed retrospectively for information comparability purposes.
[2]	Includes intercompany and intersegment transactions.